ACCOUNTS RECEIVABLE (Details- Allowance for doubtful accounts) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Allowance for credit losses, beginning balance	$ (76,037)
Allowance for credit losses provision	0	(76,037)
Less recoveries	76,037
Allowance for credit losses, ending balance		$ (76,037)